[LOGO OMITTED] November 23, 2009
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CLIENT/MATTER NUMBER
082961-0125

Via Edgar

Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549

Re:	Hennessy SPARX Funds Trust
File Nos. 333-108229 and 811-21419

Ladies and Gentlemen:

On behalf of Hennessy SPARX Funds Trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 11 to the Trust’s Form N-1A Registration Statement (the “Amended Registration Statement”), including exhibits.  The Prospectuses and the Statement of Additional Information that form part of the Amended Registration Statement have been marked as changed in their entirety.

The Trust has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective sixty days after filing, pursuant to Rule 485(a).  The Trust is filing the Amended Registration Statement pursuant to Rule 485(a) because the Amended Registration Statement is the Trust’s first Post-Effective amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

Please note that the Trust will file a post-effective amendment pursuant to Rule 485(b), which filing will incorporate any comments made by the Staff on the Amended Registration Statement and update any missing information and/or file updated exhibits to the Registration Statement.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

Attachments

cc:	Harry Thomas (w/o enclosures)
Richard L. Teigen (w/o enclosures)

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